PROPERTY, EQUIPMENT AND SOFTWARE - Schedule of property, equipment and software, net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net, by Type
Total net book value of property, equipment and software	$ 172	$ 201